Document And Entity Information	Oct. 30, 2020
Cover [Abstract]
Entity Registrant Name	WILLIS TOWERS WATSON PLC
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001140536
Document Period End Date	Oct. 30, 2020
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.000304635 per share
Trading Symbol	WLTW
Security Exchange Name	NASDAQ
Entity File Number	001-16503
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-0352587
Entity Address, Address Line One	c/o Willis Group Limited
Entity Address, Address Line Two	51 Lime Street
Entity Address, Address Line Three	England and Wales
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC3M 7DQ
City Area Code	(011)
Local Phone Number	(44)-(20)-3124-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false